Amounts Receivable and Other Assets - Schedule of Amounts Receivable and Other Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts Receivable and Other Assets - Schedule of Amounts Receivable and Other Assets (Details) [Line Items]
Deposits	$ 2,297,314	$ 444,990	$ 150,000
Prepaid expenses	115,577	296,360	559,575
Accounts receivable	565,680	492,825	911,200
Other receivable			187,529
Interest receivable (note 10)	48,000
Total	3,026,571	1,234,175	1,808,304
Long-term deposits and prepaid expenses	(2,159,314)
Amounts receivable and other assets	$ 867,257	$ 1,234,175	$ 1,808,304